Income tax (Tables)	12 Months Ended
Jan. 31, 2019
Disclosure Of Income Tax [Abstract]
Reconciliation of income tax charge

	Year ended January 31, 2019	Year ended January 31, 2018	Year ended January 31, 2017
	£000	£000	£000
Analysis of credit in the period
Current tax:
Current tax income	1,286	3,767	4,245
Adjustments in respect of prior years	506	(5)	(9)
Total current tax	1,792	3,762	4,236
Total deferred tax	704	—	100
Total tax	2,496	3,762	4,336

Analysis of income tax charge
The difference between the total tax shown above and the amount calculated by applying the standard rate of U.K. corporation tax to the loss before tax is as follows:

	Year ended January 31, 2019	Year ended January 31, 2018	Year ended January 31, 2017
		(Adjusted*)
	£000	£000	£000
Profit / (loss) before tax	5,031	(23,952)	(25,707)
Profit / (loss) multiplied by the standard rate of corporation tax in the United Kingdom (Current tax) 19% (2018: 19.17%)	956	(4,592)	(5,141)
Adjustment for IFRS 15 restatement	(2,481)	2,504	—
Change in unrecognized tax losses	820	751	2,169
Non-deductible expenses	1,797	402	331
Tax relief for qualifying research and development expenditure	(2,656)	(3,043)	(1,699)
Prior year adjustments	(506)	5	9
Share options exercised	(15)	(40)	(84)
Overseas profits taxed at different rates	292	251	179
Change in rate of deferred tax	(703)	—	(100)
Total tax	(2,496)	(3,762)	(4,336)

* See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’